Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Disclosure of lease liabilities that can be reconciled to the operating lease commitments
The lease liabilities as of January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

(In $ million)
Operating lease commitments as of December 31, 2018	383
Payments in optional extension periods not recognized as of December 31, 2018	76
Undiscounted operating lease commitments as of January 1, 2019	459

Weighted average incremental borrowing rate as of January 1, 2019	7.65%

Discounted operating lease commitments as of January 1, 2019	373
Net adjustment for leases previously classified as finance leases and commitments related to short-term leases and leases of low-value assets	17
Lease liabilities as of January 1, 2019	390

Disclosure of detailed information about exchange rates
The following significant exchange rates applied during the year:

	Average rate for the year ended December 31,			As of December 31,
	2019	2018	2017	2019	2018
1 €	1.12	1.18	1.13	1.12	1.14
10 MXN	0.52	0.52	0.53	0.53	0.51
1 NZ$	0.66	0.69	0.71	0.67	0.67
1 CA$	0.75	0.77	0.77	0.77	0.73